Leases (Table) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2024
Lessee Operating Leases [Line Items]
Summary Of Components Of Lease Cost
The components of lease cost were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Operating lease cost (1)	$48.7	$35.3	$42.1
Short-term lease cost (2)	96.2	145.0	233.1
Variable lease cost (3)	3.0	2.8	1.3

Total lease cost	$147.9	$183.1	$276.5

(1)
Operating lease cost amounts primarily represent the amortization of right-of-use
assets and are included in the “other amortization” line of the combined statements of cash flows. Amounts include costs capitalized during the period for leased assets used in the production of film and television programs.

(2)	Short-term lease cost primarily consists of leases of facilities and equipment associated with film and television productions and are capitalized when incurred.
(3)	Variable lease cost primarily consists of insurance, taxes, maintenance and other operating costs.

Summary Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows:

Category	Balance Sheet Location	March 31, 2024	March 31, 2023
Operating Leases	(Amounts in millions)

Right-of-use assets	Other assets—non-current	$344.3	$116.8

Lease liabilities (current)	Other accrued liabilities	$44.4	$37.7
Lease liabilities (non-current)	Other liabilities—non-current	329.7	96.4

		$374.1	$134.1

Summary Of Weighted Average In Operating Leases

	March 31, 2024	March 31, 2023
Weighted average remaining lease term (in years):

Operating leases	9.4	4.3
Weighted average discount rate:
Operating leases	5.37%	3.65%

Summary Of Expected Future Payments Relating To The Company's Lease Liabilities
The expected future payments relating to the Company’s lease liabilities at March
31
,
2024
are as follows:

Operating Leases
(Amounts in millions)

Year ending March 31, 2025	$62.9
2026	56.1
2027	49.3
2028	49.2
2029	45.4
Thereafter	220.8

Total lease payments	483.7
Less imputed interest	(109.6)

Total	$374.1